Cover	Oct. 25, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	1-6880
Entity Registrant Name	US BANCORP \DE\
Entity Central Index Key	0000036104
Entity Tax Identification Number	41-0255900
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	651
Local Phone Number	466-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	USB
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/100th interest in a share of Series A Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series B Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrH
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series F Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrM
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series K Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrP
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series L Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrQ
Security Exchange Name	NYSE
Series M Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series M Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrR
Security Exchange Name	NYSE
Medium-term Notes [Member]
Document Information [Line Items]
Title of 12(b) Security	0.850% Medium-Term Notes, Series X (Senior), due June 7, 2024
Trading Symbol	USB/24B
Security Exchange Name	NYSE